General, Description of Business, Recent Developments and Basis of Presentation (Details)	9 Months Ended
Sep. 30, 2021 facility segment
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment	2
Titanium Dioxide
OPERATING SEGMENT INFORMATION
Number of manufacturing and processing facilities	7
Performance Additives
OPERATING SEGMENT INFORMATION
Number of manufacturing and processing facilities	13